Summary of Stock Option (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	7 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012
Summary Of Stock Option Activities [Line Items]
Options, Outstanding, Beginning Balance		819,928
Options, Granted		385,600
Options, Exercised	0	(106,255)
Options, Forfeited		(15,500)
Options, Outstanding, Ending Balance		1,083,773
Options, Exercisable, Number		202,955
Options Outstanding Weighted Average Exercise Price, Begining Balance		$ 29.11
Weighted Average Exercise Price, Granted		$ 47.35
Weighted Average Exercise Price, Exercised		$ 25.52
Weighted Average Exercise Price, Forfeited		$ 39.52
Options Outstanding Weighted Average Exercise Price, Ending Balance		$ 35.81
Options Outstanding Weighted Average Exercise Price		$ 26.26
Options Outstanding Weighted Average Remaining Contractual Life Years, Ending Balance		7 years 7 months 6 days
Options Exercisable Weighted Average Remaining Contractual Life Years		7 years 6 months
Options Outstanding Aggregate Intrinsic Value Ending Balance		$ 2,378
Options Exercisable Aggregate Intrinsic Value		$ 2,383